Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in Property and Equipment Account

Changes in property and equipment account for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Cable and wire facilities	Central equipment	Network facilities	Buildings	Vehicles, furniture and other network equipment	Information Origination Termination	Land and land improvements	IT systems and platforms	Security platforms	Property under construction	Total
	(in million pesos)
December 31, 2021
Cost	229,160	5,896	327,195	26,838	40,586	62,595	4,451	27,099	355	56,510	780,685
Accumulated depreciation, impairment and amortization	(157,627)	(3,144)	(208,606)	(19,422)	(35,347)	(34,745)	(288)	(18,593)	(177)	—	(477,949)
Net book value	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
December 31, 2022
Net book value at beginning of the year	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
Additions (Note 4)	194	265	3,656	31	731	6,389	28	8	—	85,508	96,810
Telecom assets additions subject to subsequent sale and leaseback from tower companies	—	—	16,841	—	—	—	—	—	—	—	16,841
Disposals/retirements	(5)	—	(6,529)	(1)	(158)	—	(7)	(20)	—	(7,976)	(14,696)
Reclassifications	11	—	—	—	—	—	—	—	—	(11)	—
Reclassifications to assets classified as held-for-sale	—	—	(12,372)	—	—	—	—	—	—	(3,641)	(16,013)
Impairment losses recognized during the year from continuing operations (Note 5)	(112)	—	(66)	—	(104)	—	—	—	—	—	(282)
Impairment losses recognized during the year from discontinued operations	—	—	—	—	(27)	—	—	—	—	—	(27)
Transfers and others	32,323	666	24,155	724	412	8,445	120	8,092	21	(74,958)	—
Translation differences charged directly to cumulative translation adjustments	—	—	—	—	1	—	—	1	—	—	2
Other adjustments	7	512	-	(2)	(240)	—	—	—	—	(5)	272
Acquisition through business combinations	—	—	—	23	77	—	—	—	—	—	100
Depreciation and amortization from continuing operations (Notes 2 and 3)	(32,994)	(580)	(42,311)	(1,544)	(1,756)	(7,898)	(32)	(5,789)	(66)	—	(92,970)
Depreciation and amortization from discontinued operations (Notes 2 and 3)	—	(9)	—	(1)	(18)	—	—	—	—	—	(28)
Net book value at end of the year	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745
December 31, 2022
Cost	261,429	7,338	328,729	26,788	40,572	77,429	4,591	35,095	377	55,427	837,775
Accumulated depreciation, impairment and amortization	(190,472)	(3,732)	(226,766)	(20,142)	(36,415)	(42,643)	(319)	(24,297)	(244)	-	(545,030)
Net book value	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745
December 31, 2023
Net book value at beginning of the year	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745
Additions (Note 4)	5,221	19	4,913	108	529	7,945	212	952	11	65,173	85,083
Disposals/retirements	(1)	—	(17)	(8)	(119)	—	(320)	(6)	—	—	(471)
Reclassification	—	—	1,311	—	—	(24,470)	—	—	—	(15,269)	(38,428)
Transfers and others	14,484	—	10,245	2,291	321	204	68	8,364	1,210	(37,187)	—
Translation differences charged directly to cumulative translation adjustments	1	—	—	—	1	—	—	—	—	—	2
Adjustments	—	(3,055)	—	13	1	(83)	(45)	3,106	84	(304)	(283)
Depreciation and amortization from continuing operations (Notes 2 and 3)	(9,435)	(186)	(16,474)	(1,071)	(1,234)	(18,382)	(65)	(4,420)	(276)	—	(51,543)
Depreciation and amortization from discontinued operations (Notes 2 and 3)	—	—	—	—	(2)	—	—	—	—	—	(2)
Net book value at end of the year	81,227	384	101,941	7,979	3,654	—	4,122	18,794	1,162	67,840	287,103
December 31, 2023
Cost	280,237	683	344,218	28,881	40,387	—	4,504	50,344	1,914	67,840	819,008
Accumulated depreciation, impairment and amortization	(199,010)	(299)	(242,277)	(20,902)	(36,733)	—	(382)	(31,550)	(752)	—	(531,905)
Net book value	81,227	384	101,941	7,979	3,654	—	4,122	18,794	1,162	67,840	287,103

Summary of Estimated Useful Lives of Property and Equipment

As at December 31, 2023, the estimated useful lives of our property and equipment are as follows:

Cable and wire facilities	5 – 15 years
Central equipment	3 – 15 years
Network facilities	3 – 20 years
Buildings	25 – 50 years
Vehicles, furniture and other network equipment	3 – 15 years
Information origination and termination equipment	5 – 15 years
Land and land improvements	10 years
IT systems and platforms	5 years
Security platforms	3 – 5 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter

Summary of Completed Sales

The following summarizes the completed sale of Smart and DMPI telecom towers as at December 31, 2023:

Closing Date	Number of Tower Assets Sold	Cash Consideration	Net Book Value of Tower Assets (excluding taxes)
		(in million pesos)
2022	4,665	60,492	22,874
2023	1,705	22,465	13,377
	6,370	82,957	36,251